Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 184,596	$ 298,106
Accounts receivable	357,233	125,105
Other receivables	319,616	268,089
Prepaid expenses and other current assets	2,216	68,367
Total current assets	863,661	759,667
Non-current assets:
Leasehold improvements and equipment, net	30,397	53,976
Operating lease right-of-use assets	453,708	712,088
Total non-current assets	484,105	766,064
Total assets	1,347,766	1,525,731
Current liabilities:
Deferred revenue	119,028	253,889
Accounts payable, other payables and accruals	228,642	179,077
Current operating lease liabilities	162,178	270,556
Income tax payable	314	16,509
Amount due to related parties	674,537	388,839
Total current liabilities	1,184,699	1,108,870
Non-current liabilities:
Non-current operating lease liabilities	291,530	441,532
Total non-current liabilities	291,530	441,532
Total liabilities	1,476,229	1,550,402
Equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the year ended December 31, 2021 and 2020)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	33,455	23,751
(Accumulated loss) Retained earnings	(191,051)	(77,555)
Total equity	(128,463)	(24,671)
Total liabilities and equity	$ 1,347,766	$ 1,525,731